UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue, Suite 2601
           New York, NY  10022


Form 13F File Number: 28-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Fund LP (the "Fund"), Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Fund, the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $    1,121,825
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1.                          Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2.                          Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3.                          Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4.                          John S. Clark II
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACCENTURE PLC IRELAND        SHS CLASS A      G1151C101   20,975   500,000 SH       DEFINED    1,2,3,4    500,000      0    0
ALBANY INTL CORP             CL A             012348108    1,077    50,000 SH       DEFINED    1,2,3,4     50,000      0    0
AMERICAN WTR WKS CO INC NEW  COM              030420103   36,661 1,684,792 SH       DEFINED    1,2,3,4  1,684,792      0    0
AMERISOURCEBERGEN CORP       COM              03073E105   64,554 2,232,163 SH       DEFINED    1,2,3,4  2,232,163      0    0
AMARIN CORP PLC              SPONS ADR NEW    023111206      395   259,901     CALL DEFINED    1,2,3,4    259,901      0    0
ANNTAYLOR STORES CORP        COM              036115103    5,616   271,300 SH       DEFINED    1,2,3,4    271,300      0    0
BANK OF AMERICA CORPORATION  COM              060505104   35,700 2,000,000 SH       DEFINED    1,2,3,4  2,000,000      0    0
BANK OF NEW YORK MELLON CORP COM              064058100   10,530   341,000 SH       DEFINED    1,2,3,4    341,000      0    0
BECTON DICKINSON & CO        COM              075887109   47,238   600,000 SH       DEFINED    1,2,3,4    600,000      0    0
BLOUNT INTL INC NEW          COM              095180105    7,385   712,845 SH       DEFINED    1,2,3,4    712,845      0    0
BROADRIDGE FINL SOLUTIONS IN COM              11133T103   64,140 3,000,000 SH       DEFINED    1,2,3,4  3,000,000      0    0
CACI INTL INC                CL A             127190304   48,850 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
CALGON CARBON CORP           COM              129603106    5,136   300,000 SH       DEFINED    1,2,3,4    300,000      0    0
CARDIONET INC                COM              14159L103    1,913   250,000 SH       DEFINED    1,2,3,4    250,000      0    0
CHRISTOPHER & BANKS CORP     COM              171046105   10,252 1,281,523 SH       DEFINED    1,2,3,4  1,281,523      0    0
COCA COLA ENTERPRISES INC    COM              191219104   24,894   900,000 SH       DEFINED    1,2,3,4    900,000      0    0
COMPASS MINERALS INTL INC    COM              20451N101   16,046   200,000 SH       DEFINED    1,2,3,4    200,000      0    0
CONTANGO OIL & GAS COMPANY   COM NEW          21075N204   10,230   200,000 SH       DEFINED    1,2,3,4    200,000      0    0
DIRECTV                      COM CL A         25490A101   50,715 1,500,000 SH       DEFINED    1,2,3,4  1,500,000      0    0
DONNELLEY R R & SONS CO      COM              257867101   23,485 1,100,000 SH       DEFINED    1,2,3,4  1,100,000      0    0
DRYSHIPS INC                 SHS              Y2109Q101   11,680 2,000,000 SH       DEFINED    1,2,3,4  2,000,000      0    0
FIRST AMERN CORP CALIF       COM              318522307   26,941   796,140 SH       DEFINED    1,2,3,4    796,140      0    0
FIRST SOLAR INC              COM              336433107   23,921   195,036 SH       DEFINED    1,2,3,4    195,036      0    0
FISERV INC                   COM              337738108   60,912 1,200,000 SH       DEFINED    1,2,3,4  1,200,000      0    0
FUEL SYS SOLUTIONS INC       COM              35952W103   19,964   625,053 SH       DEFINED    1,2,3,4    625,053      0    0
GENOMIC HEALTH INC           COM              37244C101    1,319    75,000 SH       DEFINED    1,2,3,4     75,000      0    0
GENOPTIX INC                 COM              37243V100   32,556   917,337 SH       DEFINED    1,2,3,4    917,337      0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106    1,937    20,000 SH       DEFINED    1,2,3,4     20,000      0    0
IMAX CORP                    COM              45245E109    1,799   100,000 SH       DEFINED    1,2,3,4    100,000      0    0
MASTERCARD INC               CL A             57636Q104   57,150   225,000 SH       DEFINED    1,2,3,4    225,000      0    0
MOVADO GROUP INC             COM              624580106   11,480 1,017,738 SH       DEFINED    1,2,3,4  1,017,738      0    0
MUELLER INDS INC             COM              624756102   13,032   486,467 SH       DEFINED    1,2,3,4    486,467      0    0
NEOSTEM INC                  COM NEW          640650305      360   200,000     CALL DEFINED    1,2,3,4    200,000      0    0
NEOSTEM INC                  *W EXP 07/16/201 640650115       24   125,000 SH       DEFINED    1,2,3,4    125,000      0    0
NEXMED INC                   COM              652903105    1,340 2,913,400     CALL DEFINED    1,2,3,4  2,913,400      0    0
NICHOLAS FINANCIAL INC       COM NEW          65373J209    7,844 1,036,220 SH       DEFINED    1,2,3,4  1,036,220      0    0
NOVELL INC                   COM              670006105   13,200 2,200,000 SH       DEFINED    1,2,3,4  2,200,000      0    0
NYMOX PHARMACEUTICAL CORP    COM              67076P102    6,957 1,999,108 SH       DEFINED    1,2,3,4  1,999,108      0    0
OFFICEMAX INC DEL            COM              67622P101   27,914 1,700,000 SH       DEFINED    1,2,3,4  1,700,000      0    0
SCHEIN HENRY INC             COM              806407102   59,340 1,007,465 SH       DEFINED    1,2,3,4  1,007,465      0    0
STANLEY BLACK & DECKER INC   COM              854502101   60,281 1,050,000 SH       DEFINED    1,2,3,4  1,050,000      0    0
TECUMSEH PRODS CO            CL A             878895200    9,863   803,815 SH       DEFINED    1,2,3,4    803,815      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102   18,004   350,000 SH       DEFINED    1,2,3,4    350,000      0    0
UNION PAC CORP               COM              907818108   67,165   916,300 SH       DEFINED    1,2,3,4    916,300      0    0
WASTE MGMT INC DEL           COM              94106L109   68,860 2,000,000 SH       DEFINED    1,2,3,4  2,000,000      0    0
WELLPOINT INC                COM              94973V107   32,190   500,000 SH       DEFINED    1,2,3,4    500,000      0    0


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